Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (3.5%)
*	Yelp Inc.	975,125	46,162
*	Match Group Inc.	824,542	30,096
*	Live Nation Entertainment Inc.	284,781	26,656
*	Pinterest Inc. Class A	642,780	23,809
*	TripAdvisor Inc.	1,026,515	22,101
	New York Times Co. Class A	243,605	11,934
*	Liberty Global Ltd. Class A	667,275	11,857
	Iridium Communications Inc.	272,040	11,197
*	Roblox Corp. Class A	233,866	10,692
*	Snap Inc. Class A	492,427	8,337
*	Cinemark Holdings Inc.	586,280	8,261
*	ZipRecruiter Inc. Class A	589,334	8,192
*	Roku Inc.	89,267	8,182
*	Bumble Inc. Class A	502,404	7,405
	John Wiley & Sons Inc. Class A	204,131	6,479
	News Corp. Class B	225,792	5,807
*	Playtika Holding Corp.	514,546	4,487
	Shutterstock Inc.	89,012	4,297
*	PubMatic Inc. Class A	206,789	3,373
*	Lumen Technologies Inc.	1,306,589	2,391
*	Altice USA Inc. Class A	701,455	2,280
*	Integral Ad Science Holding Corp.	133,710	1,924
	Fox Corp. Class B	53,838	1,489
	Cable One Inc.	2,118	1,179
*	Liberty Media Corp. - Liberty SiriusXM Class C	36,649	1,055
			269,642
Consumer Discretionary (12.6%)
	Genuine Parts Co.	372,208	51,551
*	Expedia Group Inc.	332,460	50,464
*	MGM Resorts International	1,097,329	49,029
*	NVR Inc.	6,100	42,703
	Toll Brothers Inc.	408,774	42,018
*	AutoNation Inc.	278,043	41,756
	PulteGroup Inc.	373,831	38,587
	Boyd Gaming Corp.	593,771	37,176
*	Taylor Morrison Home Corp.	549,262	29,303
	Travel & Leisure Co.	735,766	28,761
	Tapestry Inc.	727,835	26,792
*	Tri Pointe Homes Inc.	659,713	23,354
	LKQ Corp.	463,098	22,131
	Lear Corp.	144,358	20,385
	KB Home	320,328	20,008

		Shares	Market Value ($000)
*	Abercrombie & Fitch Co. Class A	225,865	19,926
*	Skyline Champion Corp.	263,814	19,591
	Buckle Inc.	398,019	18,914
*	Caesars Entertainment Inc.	400,647	18,782
	Harley-Davidson Inc.	480,023	17,684
*	M/I Homes Inc.	115,787	15,948
*	Cavco Industries Inc.	45,381	15,730
*	Royal Caribbean Cruises Ltd.	121,301	15,707
*	Ulta Beauty Inc.	31,851	15,607
*	Shake Shack Inc. Class A	189,580	14,052
	Autoliv Inc.	126,236	13,910
*	Stride Inc.	222,462	13,208
*	Urban Outfitters Inc.	340,655	12,158
*	Dave & Buster's Entertainment Inc.	219,397	11,815
*	SeaWorld Entertainment Inc.	207,276	10,950
*	Sally Beauty Holdings Inc.	806,004	10,704
	Gap Inc.	500,405	10,463
*	Carnival Corp.	564,230	10,461
*	Grand Canyon Education Inc.	71,770	9,476
	Murphy USA Inc.	25,018	8,920
	Dana Inc.	590,402	8,626
*	Chewy Inc. Class A	363,003	8,578
*	frontdoor Inc.	243,233	8,567
	Wynn Resorts Ltd.	86,243	7,858
*	Green Brick Partners Inc.	151,050	7,846
*	Adient plc	214,287	7,791
*	Beazer Homes USA Inc.	228,774	7,730
	PVH Corp.	54,950	6,710
	Upbound Group Inc.	185,099	6,288
*	Everi Holdings Inc.	539,472	6,080
	Bath & Body Works Inc.	129,447	5,587
*	Norwegian Cruise Line Holdings Ltd.	268,348	5,378
*	Valvoline Inc.	141,924	5,333
*	ODP Corp.	94,265	5,307
*,1	Carvana Co.	99,547	5,270
*	Qurate Retail Inc. Series A	5,966,896	5,224
	Macy's Inc.	254,576	5,122
*	American Axle & Manufacturing Holdings Inc.	554,524	4,885
*	Goodyear Tire & Rubber Co.	327,592	4,691
	Gentex Corp.	141,906	4,635
	American Eagle Outfitters Inc.	208,161	4,405
	Patrick Industries Inc.	41,896	4,204
*	Visteon Corp.	33,194	4,146
	Phinia Inc.	117,782	3,568
	Meritage Homes Corp.	18,734	3,263
*	Mohawk Industries Inc.	30,151	3,121
*	Brinker International Inc.	69,967	3,021
	Winnebago Industries Inc.	40,351	2,941
	Dine Brands Global Inc.	56,384	2,799
*	Coursera Inc.	111,962	2,169
*	G-III Apparel Group Ltd.	58,946	2,003
	Nordstrom Inc.	97,860	1,805
*	Stitch Fix Inc. Class A	487,684	1,741
	Red Rock Resorts Inc. Class A	31,205	1,664
	ADT Inc.	238,713	1,628
	Worthington Industries Inc.	22,205	1,278
			979,286

		Shares	Market Value ($000)
Consumer Staples (3.8%)
	J M Smucker Co.	377,278	47,680
	Coca-Cola Consolidated Inc.	50,390	46,782
	Conagra Brands Inc.	1,119,120	32,074
	Ingles Markets Inc. Class A	246,182	21,263
	Clorox Co.	145,777	20,786
	Church & Dwight Co. Inc.	169,257	16,005
*	Performance Food Group Co.	185,821	12,850
*	Simply Good Foods Co.	278,273	11,020
	Campbell Soup Co.	223,793	9,675
	McCormick & Co. Inc.	133,637	9,144
	Flowers Foods Inc.	358,137	8,062
	Energizer Holdings Inc.	253,475	8,030
	Molson Coors Beverage Co. Class B	113,841	6,968
	Casey's General Stores Inc.	22,797	6,263
	Medifast Inc.	88,269	5,933
	Kellanova	84,861	4,745
	Vector Group Ltd.	401,536	4,529
*	Pilgrim's Pride Corp.	148,144	4,098
*	USANA Health Sciences Inc.	72,128	3,866
	PriceSmart Inc.	43,218	3,275
*	United Natural Foods Inc.	196,510	3,189
*	Hain Celestial Group Inc.	273,632	2,996
*	US Foods Holding Corp.	58,383	2,651
	WK Kellogg Co.	156,468	2,056
*	Herbalife Ltd.	121,376	1,852
*	TreeHouse Foods Inc.	37,994	1,575
*	BellRing Brands Inc.	27,730	1,537
			298,904
Energy (4.1%)
	Diamondback Energy Inc.	265,966	41,246
	Baker Hughes Co.	958,602	32,765
	Halliburton Co.	806,798	29,166
*	Par Pacific Holdings Inc.	684,141	24,882
	SM Energy Co.	629,154	24,361
	Marathon Oil Corp.	962,117	23,245
	APA Corp.	616,831	22,132
	Murphy Oil Corp.	465,684	19,866
	HF Sinclair Corp.	341,106	18,955
	Liberty Energy Inc.	975,040	17,687
*	Plains GP Holdings LP Class A	768,432	12,257
	Helmerich & Payne Inc.	322,251	11,672
*	Oceaneering International Inc.	380,929	8,106
	International Seaways Inc.	175,065	7,962
*	Nabors Industries Ltd. (XNYS)	61,600	5,029
*	US Silica Holdings Inc.	421,152	4,763
	Equitrans Midstream Corp.	463,608	4,720
*	Weatherford International plc	42,423	4,150
	PBF Energy Inc. Class A	68,020	2,990
	NOV Inc.	73,628	1,493
	Vitesse Energy Inc.	65,273	1,429
*	ProPetro Holding Corp.	156,677	1,313
	W&T Offshore Inc.	392,699	1,280
	Delek US Holdings Inc.	49,587	1,279
			322,748
Financials (15.3%)
	Fifth Third Bancorp	1,819,835	62,766

		Shares	Market Value ($000)
	Equitable Holdings Inc.	1,527,003	50,849
	MGIC Investment Corp.	2,608,089	50,310
	W R Berkley Corp.	695,785	49,206
	Affiliated Managers Group Inc.	291,542	44,145
	Essent Group Ltd.	819,030	43,196
	Citizens Financial Group Inc.	1,262,225	41,830
*	Robinhood Markets Inc. Class A	2,833,170	36,095
	Huntington Bancshares Inc.	2,781,187	35,377
	CNO Financial Group Inc.	1,266,498	35,335
	Radian Group Inc.	1,162,317	33,184
	Synchrony Financial	812,669	31,036
	Popular Inc.	346,843	28,465
	Regions Financial Corp.	1,468,133	28,452
	SLM Corp.	1,444,327	27,616
	FNB Corp.	1,970,471	27,133
	Stifel Financial Corp.	387,731	26,812
	Loews Corp.	373,291	25,977
	First BanCorp (XNYS)	1,540,710	25,345
	American Financial Group Inc.	201,567	23,964
	Axis Capital Holdings Ltd.	419,684	23,238
	Cboe Global Markets Inc.	116,609	20,822
	Synovus Financial Corp.	523,029	19,692
	Everest Group Ltd.	54,351	19,217
	International Bancshares Corp.	345,885	18,788
*	Mr Cooper Group Inc.	245,792	16,006
	Ares Management Corp. Class A	132,100	15,709
	Reinsurance Group of America Inc.	96,277	15,576
	Wintrust Financial Corp.	156,076	14,476
	Unum Group	316,078	14,293
	Old Republic International Corp.	477,026	14,025
*	Coinbase Global Inc. Class A	80,149	13,940
	Lincoln National Corp.	512,570	13,824
	Globe Life Inc.	111,147	13,529
	Hancock Whitney Corp.	260,402	12,653
	Fidelity National Financial Inc.	231,922	11,833
*	AvidXchange Holdings Inc.	917,392	11,366
*	Arch Capital Group Ltd.	151,027	11,217
*	WEX Inc.	55,737	10,844
	Virtu Financial Inc. Class A	526,620	10,669
	Federated Hermes Inc.	290,691	9,843
	Hartford Financial Services Group Inc.	117,593	9,452
	Webster Financial Corp.	162,027	8,224
	Jackson Financial Inc. Class A	158,823	8,132
	Columbia Banking System Inc.	302,642	8,074
	East West Bancorp Inc.	92,623	6,664
	Associated Banc-Corp.	311,110	6,655
	Primerica Inc.	30,887	6,355
*	Markel Group Inc.	4,201	5,965
*	LendingClub Corp.	676,439	5,912
	OFG Bancorp	146,265	5,482
	Corebridge Financial Inc.	238,884	5,174
	BOK Financial Corp.	58,151	4,981
*	PROG Holdings Inc.	155,836	4,817
*	Affirm Holdings Inc.	95,110	4,674
	Jefferies Financial Group Inc.	108,206	4,373
	BankUnited Inc.	122,620	3,977
	Old National Bancorp	214,830	3,628
*	Genworth Financial Inc. Class A	521,876	3,486

		Shares	Market Value ($000)
	Brightsphere Investment Group Inc.	173,942	3,333
*	Customers Bancorp Inc.	56,815	3,274
*	NMI Holdings Inc. Class A	104,948	3,115
*	Marqeta Inc. Class A	440,227	3,073
*	Texas Capital Bancshares Inc.	44,156	2,854
	First American Financial Corp.	42,801	2,758
	WSFS Financial Corp.	55,868	2,566
	First Hawaiian Inc.	108,135	2,472
	Evercore Inc. Class A	13,016	2,226
*	Cannae Holdings Inc.	107,891	2,105
	Navient Corp.	104,480	1,945
	Simmons First National Corp. Class A	93,570	1,856
	Janus Henderson Group plc	60,795	1,833
	Assured Guaranty Ltd.	23,873	1,786
*	Brighthouse Financial Inc.	31,485	1,666
*	Green Dot Corp. Class A	159,930	1,583
	State Street Corp.	20,239	1,568
	S&T Bancorp Inc.	41,921	1,401
	First Citizens BancShares Inc. Class A	975	1,384
*	NCR Atleos Corp.	29,177	709
			1,188,185
Health Care (10.9%)
*	Tenet Healthcare Corp.	674,594	50,979
*	Incyte Corp.	766,872	48,152
	Chemed Corp.	72,455	42,368
	Cardinal Health Inc.	360,833	36,372
*	Alkermes plc	1,277,070	35,426
	Bruker Corp.	380,869	27,986
*	Teladoc Health Inc.	1,228,047	26,464
*	IQVIA Holdings Inc.	110,822	25,642
*	Ultragenyx Pharmaceutical Inc.	510,282	24,402
*	Medpace Holdings Inc.	78,350	24,017
*	Option Care Health Inc.	694,232	23,389
*	Ionis Pharmaceuticals Inc.	428,076	21,656
	West Pharmaceutical Services Inc.	59,425	20,925
*	Merit Medical Systems Inc.	245,690	18,663
*	ACADIA Pharmaceuticals Inc.	545,757	17,088
*	Elanco Animal Health Inc. (XNYS)	1,084,983	16,166
	Cooper Cos. Inc.	42,280	16,000
*	Jazz Pharmaceuticals plc	118,741	14,605
*	Mettler-Toledo International Inc.	12,018	14,577
*	Veradigm Inc.	1,330,180	13,954
*	Integra LifeSciences Holdings Corp.	302,694	13,182
*	Haemonetics Corp.	153,319	13,110
*	Veeva Systems Inc. Class A	67,203	12,938
*	Deciphera Pharmaceuticals Inc.	747,816	12,062
	DENTSPLY SIRONA Inc.	338,207	12,037
*	Exelixis Inc.	494,737	11,869
	Organon & Co.	815,671	11,762
*	Exact Sciences Corp.	156,252	11,560
*	LivaNova plc	219,048	11,334
*	Sarepta Therapeutics Inc.	116,676	11,251
*	PTC Therapeutics Inc.	407,875	11,241
	Universal Health Services Inc. Class B	72,809	11,099
*	Avantor Inc.	485,373	11,081
*	DaVita Inc.	92,235	9,663
*	Inspire Medical Systems Inc.	42,658	8,678
*	GoodRx Holdings Inc. Class A	1,202,386	8,056

		Shares	Market Value ($000)
*	Charles River Laboratories International Inc.	33,878	8,009
*,1	Novavax Inc.	1,542,664	7,405
*	Nevro Corp.	296,669	6,384
*	Fate Therapeutics Inc.	1,693,663	6,334
	Cencora Inc.	30,004	6,162
*,1	Coherus Biosciences Inc.	1,705,512	5,679
*	Axonics Inc.	89,085	5,544
	Premier Inc. Class A	231,388	5,174
*	Omnicell Inc.	136,236	5,127
*	Neurocrine Biosciences Inc.	38,774	5,109
*	Editas Medicine Inc.	486,795	4,931
*	Travere Therapeutics Inc.	509,538	4,581
*	CorVel Corp.	17,083	4,223
*	MacroGenics Inc.	438,261	4,216
*	Health Catalyst Inc.	437,940	4,055
*	Pediatrix Medical Group Inc.	394,997	3,673
*	Vir Biotechnology Inc.	357,831	3,600
*	Agenus Inc.	4,057,529	3,359
*,1	2seventy bio Inc.	702,787	3,001
*	Twist Bioscience Corp.	77,461	2,855
	Perrigo Co. plc	87,470	2,815
*	Myriad Genetics Inc.	141,803	2,714
*	iRhythm Technologies Inc.	23,465	2,512
*	Integer Holdings Corp.	25,172	2,494
*	Morphic Holding Inc.	82,322	2,377
*	Puma Biotechnology Inc.	540,434	2,340
	Encompass Health Corp.	33,767	2,253
*	Doximity Inc. Class A	67,651	1,897
*	Arcturus Therapeutics Holdings Inc.	59,767	1,884
*	Ironwood Pharmaceuticals Inc.	164,577	1,883
*	Prestige Consumer Healthcare Inc.	30,585	1,872
*	Shockwave Medical Inc.	9,652	1,839
*	Supernus Pharmaceuticals Inc.	63,434	1,836
*	Community Health Systems Inc.	560,085	1,753
*	Enanta Pharmaceuticals Inc.	180,741	1,701
*	Catalent Inc.	36,089	1,622
*	Penumbra Inc.	6,330	1,592
*	Sage Therapeutics Inc.	72,550	1,572
*	Inovio Pharmaceuticals Inc.	3,001,740	1,531
*	Veracyte Inc.	53,525	1,473
*	AtriCure Inc.	36,076	1,288
*	Phreesia Inc.	46,630	1,080
*	STAAR Surgical Co.	34,303	1,071
*	Heron Therapeutics Inc.	609,042	1,035
*	Nektar Therapeutics	1,517,103	857
*	Atea Pharmaceuticals Inc.	278,408	849
*	iTeos Therapeutics Inc.	76,718	840
*	Mural Oncology plc	127,707	756
*	Joint Corp.	66,951	643
*	Sangamo Therapeutics Inc.	467,930	254
*	FibroGen Inc.	165,193	146
			847,954
Industrials (18.5%)
*	Builders FirstSource Inc.	401,910	67,095
	Owens Corning	384,049	56,928
	Textron Inc.	685,258	55,108
	Paycom Software Inc.	230,563	47,662
	Delta Air Lines Inc.	1,166,973	46,947

		Shares	Market Value ($000)
	Ferguson plc	238,707	46,087
	Allison Transmission Holdings Inc.	783,567	45,564
*	United Airlines Holdings Inc.	1,090,432	44,991
	AGCO Corp.	330,250	40,096
	EMCOR Group Inc.	175,440	37,795
	Masco Corp.	554,334	37,129
	Applied Industrial Technologies Inc.	210,889	36,418
	Rush Enterprises Inc. Class A	665,382	33,469
	Ryder System Inc.	284,581	32,744
	UFP Industries Inc.	258,720	32,482
*	Atkore Inc.	189,836	30,374
	Acuity Brands Inc.	140,999	28,881
	Boise Cascade Co.	216,343	27,986
	Wabash National Corp.	1,054,302	27,011
	Terex Corp.	467,582	26,867
*	CACI International Inc. Class A	80,246	25,989
*	Clean Harbors Inc.	145,030	25,309
*	GMS Inc.	299,714	24,705
*	Upwork Inc.	1,654,612	24,604
	ManpowerGroup Inc.	307,571	24,443
*	Copart Inc.	477,058	23,376
	Graco Inc.	265,514	23,036
	Veralto Corp.	261,404	21,503
	Hubbell Inc.	59,258	19,492
	WW Grainger Inc.	21,976	18,211
	CSG Systems International Inc.	335,827	17,869
	Herc Holdings Inc.	117,785	17,537
	Korn Ferry	284,793	16,903
	Donaldson Co. Inc.	249,328	16,294
*	Kirby Corp.	195,240	15,322
*	ExlService Holdings Inc.	474,105	14,626
	Watts Water Technologies Inc. Class A	69,517	14,483
*	Beacon Roofing Supply Inc.	161,174	14,025
	Griffon Corp.	227,032	13,838
	Brady Corp. Class A	234,969	13,790
	Ingersoll Rand Inc. (XYNS)	174,944	13,530
	SS&C Technologies Holdings Inc.	220,574	13,479
*	Paylocity Holding Corp.	69,949	11,531
	United Rentals Inc.	18,841	10,804
	Dover Corp.	68,806	10,583
	EnerSys	102,434	10,342
*	Legalzoom.com Inc.	899,273	10,162
	Curtiss-Wright Corp.	44,994	10,024
	Brink's Co.	103,444	9,098
*	Masterbrand Inc.	594,840	8,833
*	SkyWest Inc.	155,969	8,142
	Sensata Technologies Holding plc	198,649	7,463
	Comfort Systems USA Inc.	35,993	7,403
*	XPO Inc.	82,847	7,257
	Huntington Ingalls Industries Inc.	27,369	7,106
*	MYR Group Inc.	44,012	6,365
*	WillScot Mobile Mini Holdings Corp.	134,136	5,969
	Arcosa Inc.	69,831	5,771
*	TrueBlue Inc.	360,610	5,532
*	Janus International Group Inc.	409,590	5,345
	Ennis Inc.	238,646	5,229
	Woodward Inc.	37,379	5,088
	Armstrong World Industries Inc.	50,615	4,977

		Shares	Market Value ($000)
	Air Lease Corp.	113,783	4,772
	Valmont Industries Inc.	20,061	4,684
*	SPX Technologies Inc.	41,134	4,155
	nVent Electric plc	65,710	3,883
	Primoris Services Corp.	103,643	3,442
*	Gates Industrial Corp. plc	249,840	3,353
	Franklin Electric Co. Inc.	29,559	2,857
*	Hub Group Inc. Class A	30,650	2,818
	ArcBest Corp.	22,397	2,692
	Flowserve Corp.	61,036	2,516
	Forward Air Corp.	39,251	2,468
*	ASGN Inc.	24,815	2,386
	Vertiv Holdings Co. Class A	49,377	2,372
*	Masonite International Corp.	26,933	2,280
*	Sterling Infrastructure Inc.	23,821	2,095
*	Core & Main Inc. Class A	48,862	1,975
	Genco Shipping & Trading Ltd.	117,466	1,949
	MDU Resources Group Inc.	96,365	1,908
	Matson Inc.	16,402	1,798
	Esab Corp.	19,346	1,676
	Oshkosh Corp.	14,808	1,605
	Encore Wire Corp.	7,201	1,538
			1,436,244
Information Technology (14.3%)
*	DocuSign Inc.	1,013,481	60,251
*	Manhattan Associates Inc.	230,709	49,676
*	Twilio Inc. Class A	565,474	42,903
*	Flex Ltd.	1,333,885	40,630
*	Elastic NV	354,000	39,896
*	Pure Storage Inc. Class A	1,086,231	38,735
*	Cadence Design Systems Inc.	140,608	38,297
*	Cirrus Logic Inc.	446,646	37,157
*	Arrow Electronics Inc.	303,261	37,074
	Amkor Technology Inc.	1,114,227	37,070
	Hewlett Packard Enterprise Co.	1,984,942	33,704
*	F5 Inc.	179,653	32,154
*	RingCentral Inc. Class A	946,590	32,137
	NetApp Inc.	349,957	30,852
*	Nutanix Inc. Class A	602,585	28,737
*	Palantir Technologies Inc. Class A	1,549,539	26,606
*	Kyndryl Holdings Inc.	1,206,598	25,073
*	Blackline Inc.	368,638	23,018
*	MongoDB Inc.	53,363	21,817
*	Dropbox Inc. Class A	739,401	21,798
*	Western Digital Corp.	413,378	21,649
*	Teradata Corp.	473,682	20,610
	Juniper Networks Inc.	641,614	18,915
*	MaxLinear Inc.	779,702	18,534
*	SMART Global Holdings Inc.	928,491	17,576
*	CommVault Systems Inc.	213,905	17,080
	Avnet Inc.	330,845	16,675
*	Rapid7 Inc.	290,380	16,581
	Xerox Holdings Corp.	862,512	15,810
*	CommScope Holding Co. Inc.	5,236,001	14,766
*	Everbridge Inc.	586,176	14,250
	Pegasystems Inc.	289,769	14,158
*	Qorvo Inc.	119,490	13,456
*	Okta Inc.	141,107	12,774

		Shares	Market Value ($000)
*	Q2 Holdings Inc.	293,873	12,757
*	Diodes Inc.	148,563	11,962
*	Zscaler Inc.	48,454	10,736
*	HubSpot Inc.	17,319	10,054
*	Synaptics Inc.	86,790	9,901
*	Domo Inc. Class B	872,817	8,981
*	Smartsheet Inc. Class A	181,920	8,699
	Monolithic Power Systems Inc.	13,760	8,680
*	Yext Inc.	1,288,316	7,588
*	Ultra Clean Holdings Inc.	218,071	7,445
*	LiveRamp Holdings Inc.	188,058	7,124
	Jabil Inc.	51,641	6,579
*	8x8 Inc.	1,507,087	5,697
*	Unisys Corp.	1,001,495	5,628
*	Sanmina Corp.	100,252	5,150
*	LivePerson Inc.	1,312,306	4,974
*	Ichor Holdings Ltd.	141,650	4,764
*	Cohu Inc.	130,182	4,607
*	UiPath Inc. Class A	185,186	4,600
*	Axcelis Technologies Inc.	33,953	4,403
*	Photronics Inc.	129,199	4,053
*	Samsara Inc. Class A	62,999	2,103
*	Viavi Solutions Inc.	195,472	1,968
*	Itron Inc.	25,904	1,956
*	SolarEdge Technologies Inc.	20,486	1,918
*	Semtech Corp.	86,169	1,888
*	Zebra Technologies Corp. Class A	6,805	1,860
*	Squarespace Inc. Class A	49,728	1,642
*	Infinera Corp.	338,817	1,609
*	FormFactor Inc.	37,193	1,551
	Crane NXT Co.	26,981	1,534
*	Tenable Holdings Inc.	32,159	1,481
*	Alpha & Omega Semiconductor Ltd.	55,692	1,451
*	Ciena Corp.	30,665	1,380
*	HashiCorp Inc. Class A	56,701	1,340
*	NCR Voyix Corp.	58,355	987
			1,109,469
Materials (5.5%)
	Martin Marietta Materials Inc.	101,895	50,836
	Reliance Steel & Aluminum Co.	180,006	50,344
	Eagle Materials Inc.	243,893	49,471
	Steel Dynamics Inc.	346,959	40,976
	Berry Global Group Inc.	455,234	30,678
	Warrior Met Coal Inc.	411,663	25,099
*	Axalta Coating Systems Ltd.	727,808	24,724
	Commercial Metals Co.	431,397	21,587
	Packaging Corp. of America	117,029	19,065
	RPM International Inc.	128,958	14,396
	Chemours Co.	439,965	13,876
	Greif Inc. Class A	172,818	11,335
*	O-I Glass Inc.	664,812	10,890
	Sonoco Products Co.	187,862	10,496
	Element Solutions Inc.	360,958	8,353
	Carpenter Technology Corp.	111,691	7,908
*	TimkenSteel Corp.	282,836	6,632
	AptarGroup Inc.	52,025	6,431
	Avient Corp.	106,312	4,419
	Materion Corp.	24,340	3,167

		Shares	Market Value ($000)
	Vulcan Materials Co.	12,486	2,834
	Graphic Packaging Holding Co.	109,923	2,710
	Eastman Chemical Co.	24,399	2,192
	NewMarket Corp.	3,951	2,157
*	Summit Materials Inc. Class A	49,544	1,905
	Sensient Technologies Corp.	27,646	1,825
	Sylvamo Corp.	34,694	1,704
*	LSB Industries Inc.	161,138	1,500
	Schnitzer Steel Industries Inc. Class A	35,635	1,075
*	Worthington Steel Inc.	22,205	624
			429,209
Real Estate (6.6%)
	Host Hotels & Resorts Inc.	2,662,971	51,848
	Brixmor Property Group Inc.	1,890,813	43,999
	Park Hotels & Resorts Inc.	2,585,713	39,561
	NNN REIT Inc.	832,519	35,882
*	Zillow Group Inc. Class C	423,223	24,488
	Mid-America Apartment Communities Inc.	178,072	23,944
	American Homes 4 Rent Class A	611,143	21,977
	RLJ Lodging Trust	1,829,575	21,443
	Gaming and Leisure Properties Inc.	410,193	20,243
	Kilroy Realty Corp.	481,658	19,189
	Kite Realty Group Trust	790,637	18,074
	Highwoods Properties Inc.	760,386	17,458
	Invitation Homes Inc.	504,290	17,201
	Apple Hospitality REIT Inc.	990,820	16,457
	DiamondRock Hospitality Co.	1,737,256	16,313
	EPR Properties	300,186	14,544
*	Opendoor Technologies Inc.	2,965,584	13,286
	Xenia Hotels & Resorts Inc.	853,057	11,619
	Cousins Properties Inc.	470,484	11,456
*	Redfin Corp.	832,165	8,588
	Broadstone Net Lease Inc.	493,201	8,493
	UDR Inc.	179,811	6,885
	Kimco Realty Corp.	283,755	6,047
	Regency Centers Corp.	85,093	5,701
	Piedmont Office Realty Trust Inc. Class A	616,424	4,383
	Boston Properties Inc.	62,040	4,353
*	CBRE Group Inc. Class A	45,179	4,206
	SITE Centers Corp.	302,831	4,128
	Universal Health Realty Income Trust	94,854	4,102
	LXP Industrial Trust	383,089	3,800
	Urban Edge Properties	154,720	2,831
	Tanger Inc.	101,462	2,812
	Sun Communities Inc.	19,431	2,597
	Brandywine Realty Trust	439,754	2,375
	Innovative Industrial Properties Inc.	19,348	1,951
	COPT Defense Properties	74,671	1,914
	Paramount Group Inc.	239,341	1,237
			515,385
Utilities (4.4%)
	Vistra Corp.	1,461,171	56,284
	Evergy Inc.	865,545	45,181
	National Fuel Gas Co.	793,978	39,834
	NiSource Inc.	1,480,696	39,313
	Entergy Corp.	321,149	32,497
	Edison International	441,142	31,537

		Shares	Market Value ($000)
	DTE Energy Co.	189,665	20,913
	Black Hills Corp.	355,784	19,195
	Pinnacle West Capital Corp.	261,866	18,812
	Ameren Corp.	247,995	17,940
	ALLETE Inc.	130,903	8,006
	New Jersey Resources Corp.	154,401	6,883
	Avista Corp.	89,362	3,194
	UGI Corp.	92,282	2,270
	CenterPoint Energy Inc.	64,444	1,841
	Otter Tail Corp.	18,656	1,585
			345,285
Total Common Stocks (Cost $6,421,527)			7,742,311
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.435% (Cost $42,615)	426,261	42,618
Total Investments (100.0%) (Cost $6,464,142)			7,784,929
Other Assets and Liabilities—Net (0.0%)			(3,242)
Net Assets (100%)			7,781,687
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,353,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $13,527,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	281	28,770	284
E-mini S&P 500 Index	March 2024	52	12,532	42
				326
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.